Tax - Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Current tax charge/(credit)
Current year	£ 904		£ 993	£ 327
Adjustments in respect of prior years	393		3	(50)
Total	1,297		996	277
Deferred tax (credit)/charge
Current year	(179)		(563)	157
Adjustments in respect of prior years	(288)		191	(102)
Total	(467)		(372)	55
Tax charge	£ 830	[1]	£ 624	£ 332

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.